Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		36 Months Ended	42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Operating expenses
General and administrative	$ 296,907	$ 268,279	$ 651,937	$ 540,112	$ 1,589,502	$ 608,750	$ 2,217,382	$ 2,869,319
Exploration costs	42,938	531,811	463,235	860,512	967,323	127,336	1,105,719	1,568,954
Marketing	486,746	578,297	1,181,410	837,905	1,271,551	374,853	1,646,404	2,827,814
Total operating expenses	826,591	1,378,387	2,296,582	2,238,529	3,828,376	1,110,939	4,969,505	7,266,087
Net operating loss	(826,591)	(1,378,387)	(2,296,582)	(2,238,529)	(3,828,376)	(1,110,939)	(4,969,505)	(7,266,087)
Gain (loss) on extinguishment of debt	(6,845)		(6,845)			28,499	28,499	21,654
Interest expense	(189,107)		(364,819)		(39,771)	(18,941)	(69,070)	(433,889)
Revaluation of warrant liability	691,230	421,048	1,216,051	1,213,857	2,498,597	(1,126,696)	1,371,901	2,587,952
Net loss	$ (331,313)	$ (957,339)	$ (1,452,195)	$ (1,024,672)	$ (1,369,550)	$ (2,228,077)	$ (3,638,175)	$ (5,090,370)
Weighted average common shares outstanding - basic and diluted	42,278,945	29,927,190	41,246,842	29,912,437	30,463,966	14,641,678
Loss per common share - basic and diluted	$ (0.0100)	$ (0.0300)	$ (0.0400)	$ (0.0300)	$ (0.0400)	$ (0.1500)